Stock-Based Compensation (Summary of Information about Stock Options Activity) (Parenthetical) (Detail) shares in Millions		1 Months Ended
	Apr. 01, 2013	Jul. 31, 2009 shares
Compensation Related Costs [Abstract]
Granted options, issuance of new shares		18
Stock split implemented	10